Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 234,000
Previously Paid Amount	0.00
Total Fee Amount	35.83
Total Offset Amount	0.00
Net Fee	35.83
Narrative - Max Aggregate Offering Price	$ 234,000
Final Prospectus	true